UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California – 85.8%
Corporate – 0.5%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A,
5.88%, 2/15/34	$2,435	$2,929,768

County/City/Special District/School District – 27.1%
Bay Area Governments Association, Refunding RB, California Redevelopment Agency Pool, Series A (AGM),
6.00%, 12/15/24	255	256,731
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1,
6.13%, 11/01/29	3,360	4,134,413
Chabot-Las Positas Community College District, GO, CAB, Series C (AMBAC),
5.06%, 8/01/37(a)	10,000	2,979,100
County of Kern California, COP, Capital Improvements Projects, Series A (AGC),
6.00%, 8/01/35	2,000	2,381,180
Grossmont Healthcare District, GO, Election of 2006, Series B,
6.13%, 7/15/40	2,500	3,085,550
Grossmont Union High School District, GO, Election of 2008, Series C,
5.50%, 8/01/33	1,880	2,251,638
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM),
5.00%, 12/01/27	7,000	7,421,820
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC),
5.00%, 7/01/27	4,000	4,338,000
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC),
5.50%, 4/01/39	2,045	2,382,098
Ohlone Community College District, GO, Election of 2010, Series A,
5.25%, 8/01/41	8,140	9,554,244
Orange County Sanitation District, COP, Series A,
5.00%, 2/01/35	2,500	2,866,050
Orange County Water District, COP, Refunding,
5.25%, 8/15/34	9,045	10,556,781
Orchard School District California, GO, Election of 2001, Series A (AGC),
5.00%, 8/01/34	7,490	8,451,791
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC),
6.20%, 8/01/30	9,645	10,853,615
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,314,000
5.63%, 8/01/39	4,500	5,205,240
Redlands Unified School District California, GO, Election of 2008 (AGM),
5.25%, 7/01/33	5,000	5,720,200
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM),
5.00%, 5/01/38	4,895	5,538,595
San Jose Financing Authority, RB, Convention Center Expansion & Renovation Project:
5.75%, 5/01/36	2,570	2,860,924
5.75%, 5/01/42	4,500	5,238,900
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC),
5.00%, 6/01/32	11,400	11,460,648
San Juan Unified School District, GO, Election of 2002 (AGM),
5.00%, 8/01/34	6,475	7,349,319
San Leandro Unified School District California, GO, Election of 2010, Series A,
5.75%, 8/01/41	3,000	3,594,150
Santa Maria Joint Union High School District, GO, Election 2004,
5.00%, 8/01/33	3,710	4,342,703
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC),
5.75%, 9/01/38	5,600	6,642,104
Southwestern Community College District, GO, Election Of 2008, Series C,
5.25%, 8/01/36	2,570	3,018,568
Walnut Valley Unified School District, GO, Election of 2007, Series B,
5.75%, 8/01/41	7,680	9,219,686
West Contra Costa Unified School District California, GO, Election of 2010, Series A (AGM),
5.25%, 8/01/41	6,140	7,172,380
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC),
6.25%, 11/01/39	4,300	5,135,447

		156,325,875

Education – 3.8%
California Municipal Finance Authority, RB, Emerson College,
6.00%, 1/01/42	2,500	3,036,725
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,165	2,624,954
5.75%, 8/01/35	8,400	10,318,476
University of California, Refunding RB, Series AF,
5.00%, 5/15/36	5,000	5,875,650

		21,855,805

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Health – 16.3%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare, Series A,
6.00%, 8/01/30	$2,270	$2,777,481
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	8,000	8,891,360
Providence Health Services, Series B, 5.50%, 10/01/39	4,105	4,828,465
Sutter Health, Series A, 5.25%, 11/15/46	9,470	10,509,048
Sutter Health, Series B, 6.00%, 8/15/42	7,715	9,543,841
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	2,180	2,617,766
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,500	6,604,455
Stanford Hospital, Series A-3, 5.50%, 11/15/40	3,000	3,613,410
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	26,220	29,104,200
Kaiser Permanente, Series B, 5.25%, 3/01/45	4,000	4,357,960
Sutter Health, Series A, 6.00%, 8/15/42	4,375	5,412,094
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West, Series D (BHAC),
5.50%, 7/01/31	865	991,117
City of Newport Beach California, Refunding RB, Hoag Memorial Hospital Presbyterian,
6.00%, 12/01/40	3,825	4,726,973

		93,978,170

Housing – 0.00%
California Rural Home Mortgage Finance Authority, RB, Mortgage-Backed Securities Program, Series A, AMT (Ginnie Mae),
6.35%, 12/01/29	50	50,851
County of San Bernardino California, Refunding RB, Home Mortgage-Backed Securities, Series A-1, AMT (Ginnie Mae),
6.25%, 12/01/31	80	86,460

		137,311

State – 6.6%
California State Public Works Board, RB, Department of Education, Riverside Campus Project, Series B,
6.50%, 4/01/34	3,670	4,505,292
State of California, GO, Various Purpose:
6.00%, 3/01/33	7,000	8,614,550
6.00%, 4/01/38	17,115	20,537,487
6.00%, 11/01/39	3,455	4,197,410

		37,854,739

Transportation – 15.0%
Bay Area Toll Authority, RB, San Francisco Bay Area Toll Bridge,
1.12% 4/01/45 (b)	10,600	10,600,742
City of San Jose California, Refunding ARB, Series A-1, AMT,
6.25%, 3/01/34	1,400	1,675,576
County of Orange California, ARB, Series B,
5.75%, 7/01/34	5,000	5,768,050
County of Sacramento California, ARB:
Senior Series B, AMT (AGM), 5.25%, 7/01/33	7,550	8,576,423
Subordinated and Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	5,505	6,463,696
Los Angeles Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series A,
5.25%, 5/15/29	3,760	4,478,085
Los Angeles Harbor Department, RB, Series B:
5.25%, 8/01/34	5,530	6,495,980
5.25%, 8/01/39	2,490	2,917,010
San Diego County Regional Airport Authority, RB, AMT,
5.00%, 7/01/38	5,500	6,086,355
San Diego County Regional Airport Authority, Refunding RB, Series B,
5.00%, 7/01/40	6,350	7,025,386
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	9,650	11,625,258
Special Facility Lease, SFO Fuel, Series A AMT (AGM), 6.10%, 1/01/20	1,000	1,004,440
Special Facility Lease, SFO Fuel, Series A AMT (AGM), 6.13%, 1/01/27	985	989,019
San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (AGM):
5.75%, 5/01/24	5,000	5,861,800
5.75%, 5/01/25	3,500	4,085,130
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Series A,
6.00%, 3/01/36	2,400	2,965,440

		86,618,390

2	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities – 16.5%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A,
5.38%, 10/01/36	$5,000	$5,945,250
City of Los Angeles California Wastewater System, Refunding RB:
Series A (NPFGC), 5.00%, 6/01/34	5,000	5,389,900
Sub-Series A, 5.00%, 6/01/28	2,000	2,321,400
Sub-Series A, 5.00%, 6/01/32	3,000	3,467,340
City of Sacramento California, RB:
5.00%, 9/01/38	2,000	2,329,940
5.00%, 9/01/42	2,000	2,314,620
Dublin-San Ramon Services District, Refunding RB,
6.00%, 8/01/41	4,000	4,909,440
East Bay Municipal Utility District, Refunding RB, Series A (NPFGC),
5.00%, 6/01/37	4,000	4,525,400
East Bay Municipal Utility District, Refunding RB, Sub-Series A:
5.00%, 6/01/30	5,000	5,943,950
(AGM), 5.00%, 6/01/37	10,000	11,313,500
(AMBAC), 5.00%, 6/01/33	3,000	3,416,970
Imperial Irrigation District, Refunding RB, Electric System, Series B,
5.13%, 11/01/38	5,560	6,341,347
Los Angeles Department of Water & Power, Refunding RB, Series A:
5.25%, 7/01/39	8,000	9,296,080
Power System, Sub-Series A-2, (NPFGC), 5.00%, 7/01/13(c)	15,000	15,121,650
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC),
5.00%, 10/01/13(c)	6,885	7,023,457
Sacramento Municipal Utility District, RB, Series A,
5.00%, 8/15/37(d)	3,630	4,195,482
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A,
5.25%, 5/15/34	1,000	1,172,270

		95,027,996

Total Municipal Bonds – 85.8%		494,728,054

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(e)
California – 77.1%
County/City/Special District/School District – 36.4%
Arcadia Unified School District California, GO, Election of 2006, Series A (AGM),
5.00%, 8/01/37	7,925	8,491,912
Desert Community College District California, GO, Series C (AGM),
5.00%, 8/01/37	12,150	13,183,722
Fremont Unified School District Alameda County California, GO, Election of 2002, Series B (AGM),
5.00%, 8/01/15(c)	10,000	11,005,100
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	12,000	13,518,720
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	26,438	29,783,464
Election of 2003, Series E (AGM), 5.00%, 8/01/31	7,497	8,317,662
Election of 2003, Series F-1, 5.00%, 8/01/33	12,000	13,697,280
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A,
6.00%, 8/01/33	9,596	11,879,054
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC),
5.00%, 7/01/35	6,828	7,374,105
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Capital Project 14 (BHAC),
5.00%, 10/01/34	4,998	5,400,940
Los Angeles Unified School District California, GO, Series I,
5.00%, 1/01/34	5,000	5,736,700
Ohlone Community College District, GO, Series B (AGM),
5.00%, 8/01/15(c)	19,998	22,074,660
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM),
5.00%, 8/01/30	10,000	10,743,500
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM),
5.00%, 8/01/31	7,550	8,307,491
San Diego County Water Authority, COP, Series A (AGM),
5.00%, 5/01/30	7,350	7,847,228
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC):
5.00%, 7/01/30	19,630	21,178,611
5.00%, 7/01/34	10,497	11,325,232

		209,865,381

Education – 15.6%
California State University, Refunding RB, Systemwide, Series C (NPFGC),
5.00%, 11/01/35	20,000	21,658,200

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(e)	Par (000)	Value
California (continued)
Education (concluded)
Los Rios Community College District, GO, Election of 2008, Series A,
5.00%, 8/01/35	$11,000	$12,477,630
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,858,160
Series L, 5.00%, 5/15/40	7,398	8,226,924
Series O, 5.75%, 5/15/34	11,190	13,482,421
University of California, Refunding RB, Limited Project, Series G,
5.00%, 5/15/37	21,781	25,021,855

		89,725,190

Transportation – 1.0%
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A,
5.00%, 5/15/40	4,999	5,646,485

Utilities – 24.1%
City of Napa California Water Revenue, RB (AMBAC),
5.00%, 5/01/35	9,070	9,802,765
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC),
5.00%, 6/01/35	15,000	16,150,350
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC),
5.00%, 6/01/37	7,990	9,083,511
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	15,209,344
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	5,029	5,655,639
Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	8,332,800
Metropolitan Water District of Southern California, RB, Series A,
5.00%, 7/01/37	15,000	16,990,650
Rancho Water District Financing Authority, Refunding RB, Series A (AGM),
5.00%, 8/01/34	9,277	10,589,315
San Diego County Water Authority, COP, Series A (AGM),
5.00%, 5/01/31	10,000	10,676,500
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM),
5.00%, 5/01/33	8,510	9,627,363
San Francisco City & County Public Utilities Commission, RB, Water System Improvement Program, Sub-Series A,
5.00%, 11/01/37	22,997	26,687,924

		138,806,161

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 77.1%		444,043,217

Total Long-Term Investments (Cost – $855,755,985) – 162.9%		938,771,271

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00%(f)(g)	2,400,302	2,400,302

Total Short-Term Securities (Cost – $2,400,302) – 0.4%		2,400,302

Total Investments (Cost – $858,156,287*) – 163.3%		941,171,573
Other Assets Less Liabilities – 0.9%		4,980,400
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (35.3)%		(203,299,126)
VRDP Shares, at Liquidation Value – (28.9)%		(166,500,000)

Net Assets Applicable to Common Shares – 100.0%		$576,352,847

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$654,675,111

Gross unrealized appreciation	$83,419,382
Gross unrealized depreciation	(105,466)

Net unrealized appreciation	$83,313,916

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Variable rate security. Rate shown is as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

4	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$4,195,482	$36,845

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BIF California Municipal Money Fund	4,870,908	(2,470,606)	2,400,302	$24

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(340)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$45,342,188	$(688,457)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	Ginnie Mae	Government National Mortgage Association
	GO	General Obligation Bonds
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2013	5

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$938,771,271	–	$938,771,271
Short-Term Securities	$2,400,302	–	–	2,400,302

Total	$2,400,302	$938,771,271	–	$941,171,573

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(688,457)	–	–	$(688,457)

[2]     Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$448,000	–	–	$448,000
Liabilities:
TOB trust certificates	–	$(203,182,546)	–	(203,182,546)
VRDP Shares	–	(166,500,000)	–	(166,500,000)

Total	$448,000	$(369,682,546)	–	$(369,234,546)

There were no transfers between levels during the period ended April 30, 2013.

6	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield California Quality Fund, Inc.

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield California Quality Fund, Inc.

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield California Quality Fund, Inc.

Date: June 24, 2013